Organization (Details) (USD $)	Mar. 31, 2014	Jan. 16, 2014	Jan. 14, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization [Abstract]
Accumulated deficit	$ (119,796,978)			$ (38,031,619)	$ (26,144,245)
Working capital				(8,851,717)
Stockholders' deficit	$ (74,535,986)	$ 6,849,441	$ (8,764,603)	$ (36,372,708)	$ (25,086,389)	$ (10,422,034)